Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Schedule of Inventories

	June 30, 2025	December 31 2024
	$	$
Raw materials and consumables	236,239	162,003
Total	236,239	162,003